Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term debt
Schedule of long-term debt

As of December 31, 2025 and 2024, long-term debt consisted of the following:

Long-term debt

in € K

	2025	2024

Schuldschein loans	227,296	228,399
Bonds	6,967,743	6,492,120
Other	92,842	115,589
Long-term debt	7,287,881	6,836,108
Less current portion	(1,596,029)	(575,283)
Long-term debt, less current portion	5,691,852	6,260,825

Schedule of bonds

At December 31, 2025 and 2024, the Company’s bonds consisted of the following:

Bonds

in K

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2025	2024
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	—	503,204
Fresenius Medical Care AG, 2020	€399,975	May 29, 2026	1.000%	402,073	501,787
Fresenius Medical Care AG, 2019	€400,025	November 30, 2026	0.625%	399,648	598,438
Fresenius Medical Care US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	723,260	816,438
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	756,094	754,936
Fresenius Medical Care AG, 2025	€600,000	December 8, 2028	3.125%	597,521	—
Fresenius Medical Care US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	422,965	477,290
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	499,293	498,971
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	754,473	753,979
Fresenius Medical Care AG, 2025	€500,000	November 24, 2030	3.250%	498,176	—
Fresenius Medical Care US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	854,570	965,623
Fresenius Medical Care US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	550,209	621,454
Fresenius Medical Care AG, 2025	€500,000	April 8, 2032	3.750%	509,461	—
				6,967,743	6,492,120